Fair value of financial instruments (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ifrs Statement [Line Items]
Unrealized exchange gain (loss)	$ 429	$ (14)	$ (116)
Unrealized loss on investment portfolio		4,219
Level 3 [Member]
Ifrs Statement [Line Items]
Balance, beginning of the period	16,303	18,291
Additions	1,837	3,555
Disposal		(9,272)
Transfer to Level 1 investments	(500)
Unrealized exchange gain (loss)	547	(90)
Realized gain on investment portfolio		4,120
Unrealized loss on investment portfolio	(6,272)	(301)
Balance, end of the period	$ 11,915	$ 16,303	$ 18,291